Pension and Other Postretirement Benefits	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and Other Postretirement Benefits
Pension and Other Postretirement Benefits
We sponsor defined benefit pension plans and defined contribution plans that cover substantially all employees in Canada, the Netherlands, the United Kingdom, the U.S., and certain employees in Germany. Grass Valley, which was acquired in 2014, also sponsors defined benefit plans and defined contribution plans that cover substantially all employees in the U.S., as well as certain employees in France and Japan. We closed the U.S. defined benefit pension plan to new entrants effective January 1, 2010. Employees who were not active participants in the U.S. defined benefit pension plan on December 31, 2009, are not eligible to participate in the plan. Annual contributions to retirement plans equal or exceed the minimum funding requirements of applicable local regulations. The assets of the funded pension plans we sponsor are maintained in various trusts and are invested primarily in equity and fixed income securities.
Benefits provided to employees under defined contribution plans include cash contributions by the Company based on either hours worked by the employee or a percentage of the employee’s compensation. Defined contribution expense for 2016, 2015, and 2014 was $13.5 million, $12.6 million, and $11.8 million, respectively.
We sponsor unfunded postretirement medical and life insurance benefit plans for certain of our employees in Canada and the U.S. The medical benefit portion of the U.S. plan is only for employees who retired prior to 1989 as well as certain other employees who were near retirement and elected to receive certain benefits.

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets as well as a statement of the funded status and balance sheet reporting for these plans.

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
		(In thousands)
Change in benefit obligation:
Benefit obligation, beginning of year	$(275,205)	$(300,339)	$(32,313)	$(39,169)
Service cost	(4,981)	(5,505)	(46)	(52)
Interest cost	(8,909)	(9,116)	(1,259)	(1,301)
Participant contributions	(106)	(109)	(7)	(5)
Actuarial gain (loss)	(16,250)	12,108	578	1,720
Settlements	29,256	1,579	—	—
Curtailments	227	128	—	—
Foreign currency exchange rate changes	10,723	12,132	(580)	4,691
Benefits paid	8,764	13,917	1,589	1,803
Benefit obligation, end of year	$(256,481)	$(275,205)	$(32,038)	$(32,313)

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
		(In thousands)
Change in plan assets:
Fair value of plan assets, beginning of year	$204,372	$216,754	$—	$—
Actual return on plan assets	18,832	2,569	—	—
Employer contributions	5,698	5,706	1,582	1,798
Plan participant contributions	106	109	7	5
Settlements	(28,841)	(1,579)	—	—
Foreign currency exchange rate changes	(9,033)	(5,270)	—	—
Benefits paid	(8,764)	(13,917)	(1,589)	(1,803)
Fair value of plan assets, end of year	$182,370	$204,372	$—	$—

Funded status, end of year	$(74,111)	$(70,833)	$(32,038)	$(32,313)
Amounts recognized in the balance sheets:
Prepaid benefit cost	$3,148	$7,219	$—	$—
Accrued benefit liability (current)	(3,022)	(3,173)	(1,778)	(1,962)
Liabilities held for sale	(447)	—	—	—
Accrued benefit liability (noncurrent)	(73,790)	(74,879)	(30,260)	(30,351)
Net funded status	$(74,111)	$(70,833)	$(32,038)	$(32,313)

The accumulated benefit obligation for all defined benefit pension plans was $253.9 million and $272.5 million at December 31, 2016 and 2015, respectively.

The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plans with an accumulated benefit obligation in excess of plan assets were $205.8 million, $203.1 million, and $128.5 million, respectively, as of December 31, 2016, and were $228.3 million, $225.4 million, and $150.2 million, respectively, as of December 31, 2015. The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for pension plans with an accumulated benefit obligation less than plan assets were $50.7 million, $50.7 million, and $53.9 million, respectively, as of December 31, 2016 and were $46.9 million, $47.1 million, and $54.1 million, respectively, as of December 31, 2015.

The following table provides the components of net periodic benefit costs for the plans.

	Pension Benefits			Other Benefits
Years Ended December 31,	2016	2015	2014	2016	2015	2014
			(In thousands)
Components of net periodic benefit cost:
Service cost	$4,981	$5,505	$5,453	$46	$52	$49
Interest cost	8,909	9,116	10,757	1,259	1,301	1,647
Expected return on plan assets	(12,013)	(12,518)	(12,468)	—	—	—
Amortization of prior service credit	(42)	(44)	(48)	(42)	(87)	(100)
Curtailment gain	(227)	(128)	(359)	—	—	—
Settlement loss	7,630	128	—	—	—	—
Net loss recognition	2,670	5,082	4,154	86	328	315
Net periodic benefit cost	$11,908	$7,141	$7,489	$1,349	$1,594	$1,911

During 2016 and 2015, we recorded settlement losses totaling $7.6 million and $0.1 million, respectively. These settlement losses were the result of lump-sum payments to participants that exceeded the sum of the pension plans’ respective annual service cost and interest cost amounts. We did not incur any settlement losses in 2014.

The following table presents the assumptions used in determining the benefit obligations and the net periodic benefit cost amounts.

	Pension Benefits		Other Benefits
Years Ended December 31,	2016	2015	2016	2015
Weighted average assumptions for benefit obligations at year end:
Discount rate	3.0%	3.6%	3.7%	4.0%
Salary increase	3.3%	3.5%	N/A	N/A
Weighted average assumptions for net periodic cost for the year:
Discount rate	3.6%	3.2%	4.0%	3.7%
Salary increase	3.5%	3.5%	N/A	N/A
Expected return on assets	6.2%	6.7%	N/A	N/A
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	N/A	N/A	6.2%	5.5%
Rate that the cost trend rate gradually declines to	N/A	N/A	5.0%	5.0%
Year that the rate reaches the rate it is assumed to remain at	N/A	N/A	2023	2022

A one percentage-point change in the assumed health care cost trend rates would have the following effects on 2016 expense and year-end liabilities.

	1% Increase	1% Decrease
	(In thousands)
Effect on total of service and interest cost components	$133	$(109)
Effect on postretirement benefit obligation	3,203	(2,640)

Plan assets are invested using a total return investment approach whereby a mix of equity securities and fixed income securities are used to preserve asset values, diversify risk, and achieve our target investment return benchmark. Investment strategies and asset allocations are based on consideration of the plan liabilities, the plan’s funded status, and our financial condition. Investment performance and asset allocation are measured and monitored on an ongoing basis.

Plan assets are managed in a balanced portfolio comprised of two major components: an equity portion and a fixed income portion. The expected role of equity investments is to maximize the long-term real growth of assets, while the role of fixed income investments is to generate current income, provide for more stable periodic returns, and provide some protection against a prolonged decline in the market value of equity investments.
Absent regulatory or statutory limitations, the target asset allocation for the investment of the assets for our ongoing pension plans is 30-40% in fixed income securities and 60-70% in equity securities and for our pension plans where the majority of the participants are in payment or terminated vested status is 75-80% in fixed income securities and 20-25% in equity securities. Equity securities include U.S. and international equity, primarily invested through investment funds. Fixed income securities include government securities and investment grade corporate bonds, primarily invested through investment funds and group insurance contracts. We develop our expected long-term rate of return assumptions based on the historical rates of returns for equity and fixed income securities of the type in which our plans invest.
The expected long-term rate of return on plan assets reflects the average rate of earnings expected on the invested assets and future assets to be invested to provide for the benefits included in the projected benefit obligation. We use historic plan asset returns combined with current market conditions to estimate the rate of return. The expected rate of return on plan assets is a long-term assumption based on an analysis of historical and forward looking returns considering the plan’s actual and target asset mix.
The following table presents the fair values of the pension plan assets by asset category.

	December 31, 2016				December 31, 2015
	Fair Market Value at December 31, 2016	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Market Value at December 31, 2015	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(In thousands)				(In thousands)
Asset Category:
Equity securities(a)
Large-cap fund	$65,495	$—	$—	$—	$77,618	$3,266	$—	$—
Mid-cap fund	11,419	—	—	—	14,427	957	—	—
Small-cap fund	17,184	—	—	—	19,260	461	—	—
Debt securities(b)
Government bond fund	26,151	—	—	—	26,827	1,387	—	—
Corporate bond fund	20,971	—	—	—	24,975	3,194	—	—
Fixed income fund(c)	40,958	—	40,958	—	40,989	—	40,989	—
Cash & equivalents	192	192	—	—	276	276	—	—
Total	$182,370	$192	$40,958	$—	$204,372	$9,541	$40,989	$—

(a)
This category includes investments in actively managed and indexed investment funds that invest in a diversified pool of equity securities of companies located in the U.S., Canada, Western Europe and other developed countries throughout the world. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The remaining funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(b)
This category includes investments in investment funds that invest in U.S. treasuries; other national, state and local government bonds; and corporate bonds of highly rated companies from diversified industries. The Level 1 funds are valued at fair market value obtained from quoted market prices in active markets. The remaining funds are valued using the net asset value method in which an average of the market prices for the underlying investments is used to value the fund.

(c)	This category includes guaranteed insurance contracts.

In 2016, we retrospectively adopted ASU 2015-07, and as a result, we have removed investments that are measured using the net asset value method as a practical expedient from the fair value hierarchy and recasted our prior period accordingly.

The plans do not invest in individual securities. All investments are through well diversified investment funds. As a result, there are no significant concentrations of risk within the plan assets.

The following table reflects the benefits as of December 31, 2016 expected to be paid in each of the next five years and in the aggregate for the five years thereafter from our pension and other postretirement plans. Because our other postretirement plans are unfunded, the anticipated benefits with respect to these plans will come from our own assets. Because our pension plans are primarily funded plans, the anticipated benefits with respect to these plans will come primarily from the trusts established for these plans.

	Pension Plans	Other Plans
	(In thousands)
2017	$15,785	$1,811
2018	16,119	1,763
2019	16,873	1,706
2020	17,145	1,672
2021	16,176	1,636
2022-2026	79,935	8,016
Total	$162,033	$16,604

We anticipate contributing $4.4 million and $1.8 million to our pension and other postretirement plans, respectively, during 2016.
The pre-tax amounts in accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost at December 31, 2016, the changes in these amounts during the year ended December 31, 2016, and the expected amortization of these amounts as components of net periodic benefit cost for the year ended December 31, 2016, are as follows.

	Pension Benefits	Other Benefits
	(In thousands)
Components of accumulated other comprehensive loss:
Net actuarial loss	$49,260	$1,842
Net prior service credit	(44)	—
	$49,216	$1,842

	Pension Benefits	Other Benefits
	(In thousands)
Changes in accumulated other comprehensive loss:
Net actuarial loss, beginning of year	$51,720	$2,515
Amortization of actuarial loss	(2,670)	(86)
Actuarial loss (gain)	16,023	(578)
Asset gain	(7,196)	—
Curtailment gain recognized	227	—
Settlement loss recognized	(7,630)	—
Currency impact	(1,214)	(9)
Net actuarial loss, end of year	$49,260	$1,842
Prior service credit, beginning of year	$(81)	$(40)
Amortization credit	42	42
Currency impact	(5)	(2)
Prior service credit, end of year	$(44)	$—
	Pension Benefits	Other Benefits
	(In thousands)
Expected 2017 amortization:
Amortization of prior service credit	$(43)	$—
Amortization of actuarial loss	2,568	69
	$2,525	$69